Financial instruments and risk management	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial instruments and risk management
Financial instruments and risk management
a) Fair value measurements
In determining the fair value of financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing on each reporting date. Standard market conventions and techniques, such as discounted cash flow analysis and option pricing models, are used to determine the fair value of the Company’s financial instruments, including derivatives. All methods of fair value measurement result in a general approximation of value and such value may never actually be realized.
The fair values of the Company’s cash, accounts receivable, unbilled revenue, loan to partnership, accounts payable, accrued liabilities and billings in excess approximate their carrying amounts due to the relatively short periods to maturity for the instruments.
The fair values of amounts due under the Credit Facility are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rate currently estimated to be available for instruments with similar terms. Based on these estimates, and by using the outstanding balance of $32.0 million at December 31, 2017 and $39.6 million at December 31, 2016 (note 13(b)), the fair value of amounts due under the Credit Facility are not significantly different than the carrying value.
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Capital lease obligations (i)	Level 2	$66,969	$61,872	$61,400	$57,741
Convertible Debentures (ii)	Level 1	40,000	38,700	—	—

(i)
The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.

(ii)	The fair value of the Convertible Debentures is based upon the period end closing market price.
Non-financial assets measured at estimated fair market value on a non-recurring basis as at December 31, 2017 and 2016 in the financial statements are summarized below:

	December 31, 2017		December 31, 2016
	Carrying Amount	Change in Fair Value	Carrying Amount	Change in Fair Value
Assets held for sale	$5,642	$(72)	$247	$(1,556)

Assets held for sale are reported at the lower of their carrying amount or estimated fair market value less cost to sell. The estimated fair market value less cost to sell of equipment assets held for sale (note 8) is determined internally by analyzing recent auction prices for equipment with similar specifications and hours used, the residual value of the asset and the useful life of the asset. The estimated fair market value of the equipment assets held for sale are classified under Level 3 of the fair value hierarchy.
b) Risk management
The Company is exposed to market and credit risks associated with its financial instruments. The Company will from time to time use various financial instruments to reduce market risk exposures from changes in foreign currency exchange rates and interest rates. The Company does not hold or use any derivative instruments for trading or speculative purposes.
Overall, the Company’s Board of Directors has responsibility for the establishment and approval of the Company’s risk management policies. Management performs a risk assessment on a continual basis to help ensure that all significant risks related to the Company and its operations have been reviewed and assessed to reflect changes in market conditions and the Company’s operating activities.
c) Market risk
Market risk is the risk that the future revenue or operating expense related cash flows, the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices such as foreign currency exchange rates and interest rates. The level of market risk to which the Company is exposed at any point in time varies depending on market conditions, expectations of future price or market rate movements and composition of the Company’s financial assets and liabilities held, non-trading physical assets and contract portfolios.
To manage the exposure related to changes in market risk, the Company has used various risk management techniques including the use of derivative instruments. Such instruments may be used to establish a fixed price for a commodity, an interest bearing obligation or a cash flow denominated in a foreign currency.
The sensitivities provided below are hypothetical and should not be considered to be predictive of future performance or indicative of earnings on these contracts.
i) Foreign exchange risk
The Company regularly transacts in foreign currencies when purchasing equipment and spare parts as well as certain general and administrative goods and services. These exposures are generally of a short-term nature and the impact of changes in exchange rates has not been significant in the past. The Company may fix its exposure in either the Canadian Dollar or the US Dollar for these short term transactions, if material.
ii) Interest rate risk
The Company is exposed to interest rate risk from the possibility that changes in interest rates will affect future cash flows or the fair values of its financial instruments. Interest expense on borrowings with floating interest rates, including the Company’s Credit Facility, varies as market interest rates change. At December 31, 2017, the Company held $32.0 million of floating rate debt pertaining to its Credit Facility (December 31, 2016 – $39.6 million). As at December 31, 2017, holding all other variables constant, a 100 basis point change to interest rates on floating rate debt will result in $0.3 million corresponding change in annual interest expense. This assumes that the amount of floating rate debt remains unchanged from that which was held at December 31, 2017.
The fair value of financial instruments with fixed interest rates fluctuate with changes in market interest rates. However, these fluctuations do not affect earnings, as the Company’s debt is carried at amortized cost and the carrying value does not change as interest rates change.
The Company manages its interest rate risk exposure by using a mix of fixed and variable rate debt and may use derivative instruments to achieve the desired proportion of variable to fixed-rate debt.
d) Credit risk
Credit risk is the risk that financial loss to the Company may be incurred if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company manages the credit risk associated with its cash by holding its funds with what it believes to be reputable financial institutions. The Company is also exposed to credit risk through its accounts receivable and unbilled revenue. Credit risk for trade and other accounts receivables and unbilled revenue are managed through established credit monitoring activities.
The Company has a concentration of customers in the oil and gas sector. The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2017	2016
Customer A	44%	47%
Customer B	26%	25%
Customer C	17%	21%

The concentration risk is mitigated primarily by the customers being large investment grade organizations. The credit worthiness of new customers is subject to review by management through consideration of the type of customer and the size of the contract.
At December 31, 2017 and December 31, 2016, the following customers represented 10% or more of accounts receivable and unbilled revenue:

	December 31, 2017	December 31, 2016
Customer 1	42%	42%
Customer 2	20%	22%
Customer 3	10%	7%
Customer 4	10%	13%
Customer 5	2%	13%

The Company reviews its accounts receivable amounts regularly and amounts are written down to their expected realizable value when outstanding amounts are determined not to be fully collectible. This generally occurs when the customer has indicated an inability to pay, the Company is unable to communicate with the customer over an extended period of time, and other methods to obtain payment have not been successful. Bad debt expense is charged to project costs in the Consolidated Statements of Operations in the period that the account is determined to be doubtful. Estimates of the allowance for doubtful accounts are determined on a customer-by-customer evaluation of collectability at each reporting date taking into consideration the following factors: the length of time the receivable has been outstanding, specific knowledge of each customer’s financial condition and historical experience. The Company reviews its unbilled revenue regularly and assesses any amounts that are not billed within the next billing cycle to confirm collectability.
The Company’s maximum exposure to credit risk for accounts receivable and unbilled revenue is as follows:

	December 31, 2017	December 31, 2016
Trade accounts receivables	$45,716	$39,274
Other receivables	1,512	806
Total accounts receivable	$47,228	$40,080
Unbilled revenue	21,572	15,965
Total	$68,800	$56,045

Payment terms are per the negotiated customer contracts and generally range between net 15 days and net 60 days. As at December 31, 2017 and December 31, 2016, trade receivables are aged as follows:

	December 31, 2017	December 31, 2016
Not past due	$42,882	$34,263
Past due 1-30 days	2,566	2,956
Past due 31-60 days	—	2,000
More than 61 days	268	55
Total	$45,716	$39,274

As at December 31, 2017, the Company has recorded an allowance for doubtful accounts of $nil (December 31, 2016 - $nil).